1900 K Street, NW
Washington, DC 20006-1110
+1 202 261 3300 Main
+1 202 261 3333 Fax
www.dechert.com
BRENDEN P. CARROLL
brenden.carroll@dechert.com
+1 202 261 3458 Direct
+1 202 261 3027 Fax

April 29, 2022

VIA EDGAR

U.S. Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, N.E.
Washington, D.C. 20549

Re:	HSBC Funds (File Nos. 033-07647 and 811-04782) (the “Registrant”) Post-Effective Amendment No. 286 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 286 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 297 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purposes of: (i) changing the name of HSBC Opportunity Fund and HSBC Opportunity Fund (Class I) to HSBC RadiantESG U.S. Smaller Companies Fund and HSBC RadiantESG U.S. Smaller Companies Fund (Class I) (together, the “Fund”) and (ii) making changes to the Fund’s principal investment strategy, risks and subadviser and other related changes.

No fee is required in connection with this filing. Please direct any questions concerning the filing to me at 202.261.3458.

Very truly yours,

/s/ Brenden Carroll

Brenden Carroll